Dividends (Details)	12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 GBP (£) £ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 GBP (£) £ / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 GBP (£) £ / shares
Dividends
Dividends paid	$ 29,615,000	£ 23,326,000	$ 29,555,000	£ 21,982,000	$ 29,525,000	£ 23,295,000
Dividends paid per share | (per share)	$ 0.18	£ 0.14	$ 0.18	£ 0.13	$ 0.18	£ 0.14